CONSOLIDATED BALANCE SHEETS - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	€ 4,753,000	€ 4,188,000
Intangible assets	50,381,000	46,608,000
Right of use assets	3,496,000	3,788,000
Deferred tax asset	76,000	56,000
Other long-term receivables	1,617,000	1,166,000
Total non-current assets	60,323,000	55,806,000
Current assets
Inventory	4,716,000	3,315,000
Trade receivables	3,382,000	2,758,000
Other receivables	2,774,000	3,212,000
Other current assets	1,656,000	1,318,000
Financial assets	51,369,000	36,138,000
Cash and cash equivalents	34,186,000	21,610,000
Total current assets	98,083,000	68,351,000
Total assets	158,406,000	124,157,000
Share capital and reserves
Share capital	6,430,000	4,926,000
Share premium	314,345,000	246,127,000
Share based payment reserve	9,300,000	7,661,000
Other comprehensive income	914,000	137,000
Retained loss	(217,735,000)	(160,829,000)
Total equity attributable to shareholders	113,254,000	98,022,000
Non-current liabilities
Financial debt	18,725,000	8,373,000
Lease liability	2,562,000	3,116,000
Pension liability	0	9,000
Provisions	1,000,000	185,000
Deferred tax liability	19,000	9,000
Contract liability	472,000
Other liabilities	845,000
Total non-current liabilities	23,623,000	11,692,000
Current liabilities
Financial debt	248,000	364,000
Lease liability	1,118,000	851,000
Trade payables	9,505,000	8,108,000
Current tax liability	4,317,000	1,988,000
Contract liability	117,000
Other liabilities	6,224,000	3,132,000
Total current liabilities	21,529,000	14,443,000
Total liabilities	45,152,000	26,135,000
Total equity and liabilities	€ 158,406,000	€ 124,157,000